Employee Benefit Plans - Change in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance at the beginning of period	$ 1,041	$ 1,989
Acquisition of Excelian Luxoft Financial Services AG	7,213	0
Interest cost	33	9
Current service cost	623	458
Prior service costs	132	0
Contributions by plan participants	2,708	(742)
Actuarial loss on obligation	1,304	(619)
Plan amendments	(412)	0
Foreign currency exchange rate changes	369	(54)
Balance at the end of period	$ 13,011	$ 1,041